SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES	24 Months Ended
Dec. 31, 2011
Supplemental Disclosures of Non-Cash Financing Activities [Abstract]
SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES

NOTE R—SUPPLEMENTAL DISCLOSURES OF NON-CASH FINANCING ACTIVITIES

	Years Ended
	December 31, 2011	December 31, 2010
Reduction of note payable in conjunction with sale of CES business	$—	$1,096

Reduction of note payable through offset of receivable from a related party	$379	$—